Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Reconciliation of net profit / (loss) to adjusted EBITDA
A reconciliation of net income to Adjusted EBITDA is as follows:

	Six months ended June 30,
(in thousands of $)	2022	2021
Net income	696,552	570,439
Income taxes	184	274
Income before income taxes	696,736	570,713
Depreciation and amortization	26,880	27,734
Impairment of long-term assets (1)	76,155	—
Unrealized gain on oil and gas derivative instruments (note 7)	(349,607)	(81,190)
Realized and unrealized (gains)/losses on our investment in listed equity securities (note 8)	(295,048)	86,664
Other non-operating (income)/losses (note 8)	(10,023)	71,431
Interest income	(954)	(57)
Interest expense	11,435	16,568
Gains on derivative instruments (note 9)	(47,877)	(16,482)
Other financial items, net (note 9)	3,607	(586)
Net income from equity method investments (note 16)	(3,009)	(157)
Net loss/(income) from discontinued operations (note 11)	82,352	(594,439)
Adjusted EBITDA	190,647	80,199
(1) In May 2022, we entered into a sale and purchase agreement (the “Arctic SPA”) with SNAM RETE GAS S.p.A (part of “Snam”), pursuant to which, upon receipt of a notice to proceed, we will convert LNG carrier Golar Arctic to a FSRU, deliver, install and connect her to Snam's mooring, and following completion of commissioning activities and provisional acceptance, we will sell her to Snam. Entry into the Arctic SPA changes the expected recovery of Golar Arctic's carrying amount from continued use in operations over her remaining useful life, to recovery from sale, and was considered an indicator of impairment. The revised future estimated cash flows were less than her carrying amount on June 30, 2022 and an impairment charge of $76.2 million was recognized, reflecting an adjustment to her fair value (based on average broker valuation at date of measurement and represents the exit price in the principal LNG carrier sales market).

Segment Reporting Information

	Six months ended June 30, 2022
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations
Statement of Operations:
Total operating revenues	3,235	123,421	13,509	140,165
Vessel operating expenses	(3,819)	(29,153)	(3,228)	(36,200)
Voyage, charterhire and commission expenses	(1,109)	(300)	(50)	(1,459)
Administrative expenses	69	(29)	(20,103)	(20,063)
Project development expenses	—	(5,002)	1,450	(3,552)
Realized gain on oil and gas derivative instruments, net (note 7)	—	97,650	—	97,650
Other operating income	—	14,106	—	14,106
Adjusted EBITDA	(1,624)	200,693	(8,422)	190,647

Balance Sheet:	June 30, 2022
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	48,497	2,884,246	1,287,363	4,220,106	2,669	4,222,775
Equity method investments (note 16)	134,862	—	49,831	184,693	—	184,693

	Six months ended June 30, 2021
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations
Statement of Operations:
Total operating revenues	5,690	110,134	15,281	131,105
Vessel operating expenses	(3,371)	(26,045)	(5,181)	(34,597)
Voyage, charterhire and commission expenses	(107)	(300)	(41)	(448)
Administrative expenses	(17)	(328)	(17,693)	(18,038)
Project development expenses	—	(16)	(782)	(798)
Realized gain on oil and gas derivative instruments, net (note 7)	—	2,975	—	2,975
Adjusted EBITDA	2,195	86,420	(8,416)	80,199

Balance Sheet:	December 31, 2021
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	128,901	2,314,342	808,013	3,251,256	1,697,039	4,948,295
Equity method investments (note 16)	—	—	52,215	52,215	—	52,215
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.